                    U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold

                             Pursuant to Rule 24F-2

1.   Name and address of issuer:

Mutual Fund Series Trust

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA  19090

2.   The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check but do not list series or classes):

     Compass EMP Multi-Asset Balanced Fund, Series # S000024567

      Class A, Class # C000072934

      Class C, Class # C000072935

      Class T, Class # C000082276

     Compass EMP Multi-Asset Growth Fund, Series # S000024568

      Class A, Class # C000072936

      Class C, Class # C000072937

      Class T, Class # C000082277

     Compass EMP Alternative Strategies Fund, Series # S000027262

      Class A, Class # C000082273

      Class C, Class # C000082274

      Class T, Class # C000082275

3.   Investment Company Act File Number:  811-21872

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     Securities Act File Number:  333-132541

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4a.  Last day of fiscal year for which this Form is filed: 11/30/2011

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4b.  Check if this Form is being  filed late (i.e.  more than 90  calendar  days after the end of the issuer's fiscal year).  [ ]

4c.  Check if this is the last time the issuer will be filing this Form. [   ]

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the

          fiscal year pursuant to section 24(f):                $   372,994,598

                                                                ---------------

    (ii)  Aggregate price of securities

          redeemed or repurchased during

          the fiscal year                       $   45,639,789

                                                ---------------

   (iii)  Aggregate price of securities

          redeemed or repurchased during

          any prior fiscal year ending no

          earlier than October 11, 1995

          that were not previously used

          to reduce registration fees

          payable to the Commission:            $

                                                ----------------

    (iv)  Total available redemption credits

          (add items 5(ii) and 5(iii)):                        -$

  45,639,789

                                                                ---------------

     (v)  Net sales - if Item 5(i) is greater than Item(iv)

          (subtract Item 5(iv) from Item 5(i))                  $   327,354,809

                                                                ---------------

    (vi)  Redemption credits available

          for use in future years. If

          Item 5(i) is less than Item

          5(iv) Subtract item 5(iv)

          from Item 5(i)                        $

0

                                                ---------------

   (vii)  Multiplier for determining registration fee (See

          Instruction C.9):

 .00011460

                                                             ---------------

(viii)  Registration  fee due  (multiply  Item 5(v) by Item

          5(iv) from Item 5(vii) enter "0" if no fee is due):   $

    37,514.86

                                                                ---------------

6.   Prepaid Shares

     If the  response  to item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24c-2 as in effect  before  [effective  date of  recission  of rule 24e-2],  then  report the amount of  securities  (number of shares or other units) deducted here:

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If there is a number of shares or other units that were registered pursuant to rule  24c-2  remaining  unsold at the end of the fiscal  year for which this form is filed  that are  available  for use by the  issuer  in future fiscal years, then state that number here:

                                                    ------------

7.   Interest  due - if this Form is being filed more than

     90 days after the end of the issuer's fiscal year:

$       0.00

                                                                ---------------

8.   Total of the amount of the registration fee due plus

     any interest due [line 5(viii) plus line 7]:

$   37,514.86

                                                                ---------------

9.   Date the registration fee and any interest payment was

     sent to the Commission's lockbox depository:

     CIK Number designated to receive payment:  0001355064

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     Method of Delivery:

          [ X ]  Wire Transfer

          [   ]  Mail or other means

SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By     /S/ David F. Ganley

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       Signature

 David F. Ganley

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       Name

       Secretary/Treasurer Catalyst Funds

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       Title

Date   02/27/2012

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* Please print the name and title of the signing officer below the signature.